Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Potentially dilutive securities	1,396,139
Prepaid inventory	$ 86,000
Raw materials on hand	30,167
Customer deposits in connection with pre-orders of its MobileBio Wocket	80,018
Property and equipment
Depreciation expense	$ 1,260	$ 198	$ 585	$ 99
Equipment [Member]
Property and equipment
Property and equipment estimated lives			5 years
Furniture and Fixtures [Member]
Property and equipment
Property and equipment estimated lives			3 to 5 years
Warrant [Member]
Potentially dilutive securities	304,600		454,600
Conversion of Notes Payable
Potentially dilutive securities	120,000		50,000